UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch          Englewood Cliffs, NJ           August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $244,768
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                                    FORM 13F INFORMATION TABLE
                                                 Redwood Capital Management, LLC
                                                           June 30, 2010



COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                              TITLE                         VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------                --------         -----       --------  -------   --- ----  ----------   --------  ----    ------  ----
AETNA INC NEW                 COM              00817Y108      791       30,000 SH        SOLE         NONE         30,000
ANADARKO PETE CORP            COM              032511107    3,609      100,000 SH        SOLE         NONE        100,000
BAXTER INTL INC               COM              071813109   12,192      300,000 SH        SOLE         NONE        300,000
CHILDRENS PL RETAIL STORES I  COM              168905107   11,005      250,000 SH        SOLE         NONE        250,000
CIGNA CORP                    COM              125509109    5,087      163,785 SH        SOLE         NONE        163,785
COMCAST CORP NEW              CL A             20030N101    3,474      200,000 SH        SOLE         NONE        200,000
EASTMAN KODAK CO              COM              277461109      434      100,000 SH        SOLE         NONE        100,000
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140    1,578      100,000 SH        SOLE         NONE        100,000
GAMESTOP CORP NEW             CL A             36467W109   23,488    1,250,000 SH        SOLE         NONE      1,250,000
GOLDMAN SACHS GROUP INC       COM              38141G104    1,313       10,000 SH        SOLE         NONE         10,000
HEWLETT PACKARD CO            COM              428236103    4,328      100,000 SH        SOLE         NONE        100,000
JPMORGAN CHASE & CO           COM              46625H100   24,126      659,000 SH        SOLE         NONE        659,000
LEAR CORP                     COM NEW          521865204   29,790      450,000 SH        SOLE         NONE        450,000
MERCER INTL INC               COM              588056101    3,980    1,000,000 SH        SOLE         NONE      1,000,000
MDS INC                       COM              55269P302   16,555    1,963,800 SH        SOLE         NONE      1,963,800
NAVISTAR INTL CORP NEW        COM              63934E108   18,204      370,000 SH        SOLE         NONE        370,000
NORTEL INVERSORA S A          SPON ADR PFD B   656567401    8,420      442,435 SH        SOLE         NONE        442,435
PACKAGING CORP AMER           COM              695156109    1,652       75,000 SH        SOLE         NONE         75,000
PLAINS EXPL& PRODTN CO        COM              726505100    1,031       50,000 SH        SOLE         NONE         50,000
RCN CORP                      COM NEW          749361200    2,962      200,000 SH        SOLE         NONE        200,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T    780097713   18,790    1,551,600 SH        SOLE         NONE      1,551,600
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S    780097739    7,285      651,600 SH        SOLE         NONE        651,600
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q   780097754    4,234      369,800 SH        SOLE         NONE        369,800
TPC GROUP INC                 COM              89236Y104   21,436    1,291,310 SH        SOLE         NONE      1,291,310
WELLPOINT INC                 COM              94973V107   14,679      300,000 SH        SOLE         NONE        300,000
XERIUM TECHNOLOGIES INC       COM NEW          98416J118    1,923      136,180 SH        SOLE         NONE        136,180
XL CAP LTD                    CL A             G98255105    2,402      150,000 SH        SOLE         NONE        150,000



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